Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
March 31, 2024

	Shares	Value
Common Stocks - 99.03%

Aerospace & Defense - 1.25%
Vectrus, Inc. (a)	47,436	2,215,736
		2,215,736

Automobile Components - 1.45%
Phinia, Inc.	67,130	2,579,806
		2,579,806

Banks - 1.51%
First Internet Bancorp	55,840	1,939,882
Northrim BanCorp, Inc.	14,569	735,880
		2,675,762

Beverages - 1.58%
Primo Water Corp.	154,110	2,806,343
		2,806,343

Building Products - 5.18%
Fortune Brands Innovations, Inc.	54,893	4,647,790
Masterbrand, Inc. (a)	241,998	4,535,043
		9,182,833

Capital Markets - 2.32%
Houlihan Lokey, Inc. Class A	13,976	1,791,583
Perella Weinberg Partners	94,775	1,339,171
Raymond James Financial, Inc.	7,593	975,093
		4,105,847

Chemicals - 1.06%
Ashland, Inc.	7,000	681,590
American Vanguard Corp.	92,251	1,194,650
		1,876,240

Commercial Services & Supplies - 2.43%
RB Global, Inc.	32,830	2,500,661
Vestis Corp.	28,114	541,757
Viad Corp. (a)	32,078	1,266,760
		4,309,178

Communication Equipment - 1.50%
IAC/InterActive Corp. (a)	87,691	4,677,438
		4,677,438

Construction & Engineering - 3.95%
APi Group Corp. (a) (c)	112,863	4,432,130
Arcosa, Inc.	25,179	2,161,869
Orion Group Holdings, Inc. (a)	49,449	405,482
		6,999,481

Consumer Finance - 0.19%
PROG Holdings, Inc.	9,697	333,965
		333,965

Construction Materials - 0.43%
KRC Materials, Inc. (a)	9,316	755,341
		755,341

Diversified Consumer Services - 0.74%
Frontdoor, Inc.	40,040	1,304,503
		1,304,503

Diversified Financial Services - 3.75%
Cannae Holdings, Inc. (a)	168,096	3,738,455
Jackson Financial, Inc.	43,949	2,906,787
		6,645,242

Electric Utilities - 1.65%
Talen Energy Corp. (a)	31,010	2,925,794
		2,925,794

Electronic Equipment, Instruments & Components - 2.30%
Vontier Corp.	102,200	4,635,792
		4,635,792

Energy Equipment & Services - 1.76%
Helix Energy Solutions Group, Inc. (a)	128,359	1,391,412
Natural Gas Services Group, Inc. (a)	32,120	624,092
Newpark Resources, Inc.	152,230	1,099,101
		3,114,604

Entertainment - 1.74%
Lions Gate Entertainment-B (a)	219,160	2,040,380
Madison Square Garden Entertainment Corp. (a)	26,680	1,046,123
		3,086,502

Equity Real Estate Investment Trusts - 5.23%
Alpine Income Property Trust, Inc.	110,849	1,693,773
CTO Realty Growth, Inc.	101,678	1,723,442
Howard Hughes Holdings, Inc. (a)	42,460	3,083,445
Postal Realty Trust, Inc.	29,318	419,834
PotlatchDeltic Corp.	50,044	2,353,069
		9,273,563

Financial Services - 1.11%
Paysafe Ltd. (a)	125,007	1,973,861
		1,973,861

Food Products - 4.22%
Alico, Inc.	3,068	89,831
Kellanova	36,850	2,111,137
Nomad Foods Ltd. (a)	173,263	3,389,024
WK Kellogg Co.	100,770	1,894,476
		7,484,468

Gas Utilities - 0.78%
RGC Resources, Inc.	42,955	869,409
UGI Corp.	21,220	520,739
		1,390,148

Health Care Equipment & Supplies - 1.20%
Enovis Corp. (a)	30,741	1,919,775
		1,919,775

Health Care Providers & Services - 2.99%
Encompass Health Corp.	18,060	1,491,395
Henry Schein, Inc. (a)	26,574	2,006,868
The Pennant Group, Inc. (a)	92,302	1,811,888
		5,310,152

Health Care Technology - 0.39%
Augmedix, Inc. (a)	171,250	700,413
		700,413

Hotels, Restaurants, & Leisure - 4.76%
Aramark	109,580	3,563,542
Golden Entertainment, Inc. (a)	23,199	854,419
PlayAGS, Inc. (a)	147,967	1,328,744
Travel N Leisure Co.	27,432	1,343,071
Wyndham Hotels & Resorts, Inc.	17,711	1,359,319
		8,449,094

Household Durables - 1.38%
Cavco Industries, Inc. (a)	2,816	1,123,753
Hooker Furniture Corp.	26,792	643,276
Universal Electronics, Inc. (a)	68,088	681,561
		2,448,590

Household Products - 0.64%
Spectrum Brands Holdings, Inc.	12,700	1,130,427
		1,130,427

IT Services - 2.47%
Conduent, Inc.	202,430	684,213
Kyndryl Holding, Inc. (a)	169,551	3,689,430
		4,373,643

Independent Power and Renewable - 1.56%
Vistra Energy Corp.	39,678	2,763,573
		2,763,573

Insurance - 1.01%
F&G Annuities & Life, Inc.	44,311	1,796,811
		1,796,811

Life Sciences Tools & Services - 1.97%
Charles River Laboratories International, Inc. (a)	6,100	1,652,795
Fortrea Holdings, Inc.	45,920	1,843,229
		3,496,024

Machinery - 9.15%
Crane Co.	31,347	4,235,920
Crane NXT Co.	97,964	6,063,972
ESAB Corp.	18,518	2,047,535
John Bean Technologies Corp.	10,311	1,081,521
Mayville Engineering Co., Inc. (a)	80,216	1,149,495
The Gorman-Rupp Co.	41,830	1,654,377
		16,232,820

Media - 4.34%
Advantage Solutions, Inc. (a)	309,962	1,342,135
Atlanta Braves Holdings, Inc. (a)	50,835	1,985,615
Liberty SiriusXM Series C (a)	90,530	2,689,646
National CineMedia, Inc. (a)	327,495	1,686,599
		7,703,996

Multi-Utilities - 3.72%
MDU Resources Group, Inc.	261,586	6,591,967
		6,591,967

Oil, Gas & Consumable Fuels - 5.37%
Chesapeake Energy Corp.	29,489	2,619,508
DT Midstream, Inc.	82,717	5,054,009
Vitesse Energy, Inc.	77,686	1,843,489
		9,517,005

Pharmaceuticals - 0.23%
Alimera Sciences, Inc.	103,000	401,700
		401,700

Professional Services - 3.45%
Alight, Inc. Class A (a)	509,550	5,019,068
Spire Global, Inc.	91,840	1,102,080
		6,121,148

Software - 1.45%
Blackbaud, Inc.	9,200	682,088
Porch Group, Inc.	50,000	215,500
Red Violet, Inc.	19,550	382,203
NCR Voyix Corp. (a)	101,636	1,283,663
		2,563,453

Specialty Retail - 0.7%
Monro, Inc.	39,535	1,246,934
		1,246,934

Technology Harware, Storage & Peripheral - 0.62%
CompoSecure, Inc.	11,980	86,615
Diebold Nixdorf, Inc. (a)	29,347	1,010,711
		1,097,326

Textiles, Apparel & Luxury Goods - 0.28%
Wolverine World Wide, Inc.	44,310	496,715
		496,715

Thrifts & Mortgage Finance - 1.75%
Federal Agricultural Mortgage Corp.	15,775	3,105,782
		3,105,782

Trading Companies & Distributors - 0.82%
Distribution Solutions Group, Inc. (a)	40,899	1,451,097
		1,451,097

Utilities - 1.32%
Consolidated Water Co., Ltd.	10,000	293,100
NorthWestern Energy Group, Inc.	40,090	2,041,784
		2,334,884

TOTAL COMMON STOCKS (Cost $131,401,520)		175,605,773

Money Market Funds - 1.08%
First American Funds Government Obligation Class Y 4.94% (b)	1,923,065	1,923,065
		1,923,065

TOTAL MONEY MARKET FUNDS (Cost $1,923,065)		1,923,065

TOTAL INVESTMENTS (Cost $133,324,586) - 100.12%		177,528,838

Liabilities In Excess of Other Assets - (0.01)%		(208,170)

TOTAL NET ASSETS - 100.00%		$ 177,320,668

(a) Non-income producing security
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2024.
(c) ADR - American Depository Receipt

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 177,528,838	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 177,528,838	- 0 -